Servicing (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) factor $ / loan	Dec. 31, 2016 USD ($) factor	Dec. 31, 2015 factor
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unpaid Principal Balance of Loans Serviced for Others (in Dollars) | $	$ 174,669,000	$ 172,171,000
Servicing Assets and Servicing Liabilities, Fair Value, Valuation Techniques	Based on the PSA Standard Prepayment Model
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Incremental Increase Based On Loan Count (in Dollars) | $	$ 1
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Factor | factor	159	148	170
Inflation Rate [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Earnings Rate	3.00%
Earnings Rate [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Earnings Rate	0.25%	0.25%	0.25%
Minimum [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Earnings Rate	9.00%
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Servicing Costs (in Dollars) | $ / loan	50
Maximum [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Earnings Rate	11.00%
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Servicing Costs (in Dollars) | $ / loan	65